Parent company accounts - Cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax		£ 8,108		£ 6,557		£ 7,012
Adjustment for non-cash items:
Other non-cash items		2,384		10,729		(13,298)
Net cash from operating activities		7,113		(927)		30,231
Cash flows from (used in) investing activities [abstract]
Capital contribution to and investment in subsidiary		(460)		(2,415)		0
Net cash from investing activities		(17,886)		(23,414)		(21,673)
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments		1,684		3,251		3,205
Proceeds of borrowings and issuance of subordinated debt		1,870		1,523		1,477
Repurchase of shares		(4,525)		(4,750)		(3,655)
Net cash from financing activities		784		(1,389)		696
Net (decrease)/increase in cash and cash equivalents		(12,396)		(30,783)		19,584
Cash and cash equivalents at beginning of year		248,007		278,790		259,206
Cash and cash equivalents at end of year		235,611		248,007		278,790
Barclays PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax		3,991		3,685		1,723
Adjustment for non-cash items:
Other non-cash items		107		(627)		868
Changes in operating assets and liabilities		(85)		17		1,037
Net cash from operating activities		4,013		3,075		3,628
Cash flows from (used in) investing activities [abstract]
Net increase in loans and advances to subsidiaries of the parent	[1]	(8,008)		(2,587)		(5,087)
Capital contribution to and investment in subsidiary		1,214		83		(1,769)
Net cash from investing activities		(6,794)		(2,504)		(6,856)
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments		1,660		3,251		3,180
Redemption of other equity instruments		(2,765)		(3,181)		(2,097)
Net increase in debt securities in issue	[2]	8,005		3,585		4,813
Proceeds of borrowings and issuance of subordinated debt		(339)		(764)		1,000
Repurchase of shares		(1,760)		(1,257)		(1,508)
Dividends paid		(1,221)		(1,210)		(1,028)
Coupons paid on other equity instruments		(991)		(985)		(905)
Net cash from financing activities		2,589		(561)		3,455
Net (decrease)/increase in cash and cash equivalents		(192)		10		227
Cash and cash equivalents at beginning of year		486	[3]	476	[3]	249
Cash and cash equivalents at end of year	[3]	£ 294		£ 486		£ 476

[1]	Includes financial assets at fair value through the income statement.
[2]	Includes financial liabilities designated at fair value
[3]	Cash equivalents comprise loans and advances to banks with original maturity of three months or less, contained within loans and advances to subsidiaries.